Defined Contribution Plan (Details Textual) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018	Sep. 30, 2017
Defined Contribution Plan [Abstract]
Percentage of annual compensation	90.00%
Employer contributions charged to operations		$ 0		$ 0	$ 9,230
Employer contributions charged to expense		$ 3,519	$ 0	$ 2,080	$ 25,621